Stock Options and Warrants - Warrants (Details) - HZO, Inc. and Subsidiaries - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Warrants
Fair value of the warrants for Series 1 Preferred	$ 51,673	$ 57,984	$ 1,567,673
Other income	$ 6,311	$ 726,740
September 2017
Warrants
Exercise price of warrants	$ 0		$ 0.001
Number of Shares	47,693		47,693
December 2017
Warrants
Exercise price of warrants	$ 3.71		$ 3.7057
Number of Shares	150,000		150,000
March 2018
Warrants
Exercise price of warrants	$ 3.71		$ 3.7057
Number of Shares	67,928		67,928
March 2018
Warrants
Exercise price of warrants	$ 3.71		$ 3.7057
Number of Shares	25,629		25,629
May 2019
Warrants
Exercise price of warrants	$ 9.08		$ 9.082
Number of Shares	132,129		132,129
July 2023
Warrants
Exercise price of warrants	$ 0.02		$ 0.0217
Number of Shares	93,237,996		93,237,996
November 2023
Warrants
Exercise price of warrants	$ 0.02		$ 0.0217
Number of Shares	3,978,782		3,978,782